Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Schedule of Capital Leased Assets
Assets recorded under capital leases are as follows as of December 31, 2013 and 2012:

	2013	2012
Presses and equipment—leased	$70.8	$78.7
Less: accumulated depreciation	(62.0)	(58.8)
Net presses and equipment—leased	$8.8	$19.9

Schedule of Future Minimum Lease Payments for Capital Leases
At December 31, 2013, the future maturities of capitalized leases consisted of the following:

2014	$7.5
2015	2.8
2016	2.3
2017	1.8
Total minimum payments	$14.4
Less: amounts representing interest	(0.9)

Present value of minimum payments	$13.5
Less: current portion	(7.0)

Long-term capital lease obligations	$6.5

Schedule of Future Minimum Rental Payments for Operating Leases
The Company has various operating lease agreements. Future minimum rental commitments under non-cancelable leases are as follows:

2014	$44.5
2015	36.7
2016	30.8
2017	25.7
2018	18.4
2019 and thereafter	44.3
Total	$200.4